PROPERTY, PLANT AND EQUIPMENT (Details Textual) - CAD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Apr. 13, 2018	Apr. 13, 2018	Mar. 01, 2017	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Borrowing costs capitalised				$ 0	$ 10,168
Proceeds from pre-production sales				$ 0	67,493
Proportion of ownership interest in joint operation			49.00%
Kennady North Project [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Proportion of ownership interest in joint operation	100.00%
Acquisitions through business combinations, property, plant and equipment		$ 32,776			$ 2,777